Wells, Pipelines, Properties, Plant and Equipment, Net - Consolidated and Separate Financial Statement (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 MXN ($)
Sales:
Net sales	$ 1,681,119,150	$ 85,410,135	$ 1,397,029,719	$ 1,074,093,232
Cost of sales	1,199,511,561	60,941,810	1,004,204,880	865,822,221
Gross income (loss)	503,026,586	25,556,528	241,380,279	539,585,354
Other income (loss), net	23,052,511	1,171,195	5,174,076	22,649,606
Administrative expenses	134,321,481	6,824,273	119,939,454	112,653,533
Operating income (loss)	367,400,407	18,665,969	104,725,231	424,350,187
Taxes, duties and other	(461,578,223)		(332,980,041)	(264,521,435)
Net income (loss)	(180,419,837)	$ (9,166,323)	(280,850,619)	(191,144,342)
Cash and cash equivalents	81,912,409		97,851,754	163,532,513	$ 4,161,603	$ 4,971,409	$ 109,368,880
Accounts receivable	79,399,263		53,637,004
Total current assets	393,109,961		363,526,290		19,972,157
Wells, pipelines, properties, plant and equipment, net	1,402,486,084		1,436,509,326		71,254,037
Total assets	2,075,197,268		2,132,002,114		105,431,479
Suppliers	149,842,712		139,955,378		7,612,837
Taxes and duties payable	65,324,959		51,004,960		3,318,869
Other current liabilities	255,980,585		231,917,718
Total current liabilities	447,776,294		389,127,185		22,749,508
Other liabilities	9,528,385		14,194,237		484,095
Total liabilities	3,534,602,700		3,634,354,499		179,577,333
Equity (deficit), net	(1,459,405,432)		(1,502,352,385)	$ (1,233,008,147)	$ (74,145,854)		$ (1,331,675,898)
Exploration and extraction contracts [member]
Sales:
Net sales			7,009,464
Cost of sales			5,459,264
Gross income (loss)			1,550,200
Other income (loss), net			4,852
Administrative expenses			34,338
Operating income (loss)			1,520,714
Taxes, duties and other			158,347
Net income (loss)			1,362,367
Cash and cash equivalents			45
Accounts receivable			3,144
Total current assets			3,189
Wells, pipelines, properties, plant and equipment, net			20,475,451
Total assets			20,478,640
Suppliers			796,300
Taxes and duties payable			973
Other current liabilities			8,569
Total current liabilities			805,842
Total liabilities			805,842
Equity (deficit), net			19,672,798
Exploration and extraction contracts [member] | Profit sharing [member] | EK or balam [member]
Sales:
Net sales	10,374,061		7,009,464
Cost of sales	4,204,499		5,447,955
Gross income (loss)	6,169,562		1,561,509
Other income (loss), net	157,876		4,852
Administrative expenses	129,451		34,338
Operating income (loss)	6,197,987		1,532,023
Taxes, duties and other	3,980		158,347
Net income (loss)	6,194,007		1,373,676
Accounts receivable	11,698,071
Total current assets	11,698,071
Wells, pipelines, properties, plant and equipment, net	20,344,054		14,869,906
Total assets	32,042,125		14,869,906
Suppliers	1,466,286		796,300
Taxes and duties payable	3,980		973
Other current liabilities	2,436,996		4,391
Total current liabilities	3,907,262		801,664
Other liabilities	69,195
Total liabilities	3,976,457		801,664
Equity (deficit), net	21,871,661		14,068,242
Exploration and extraction contracts [member] | Profit sharing [member] | Block two [member]
Sales:
Cost of sales	57,197		5,953
Gross income (loss)	(57,197)		(5,953)
Operating income (loss)	(57,197)		(5,953)
Net income (loss)	(57,197)		(5,953)
Cash and cash equivalents	54,617		20
Accounts receivable	27,376		1,013
Total current assets	81,993		1,033
Total assets	81,993		1,033
Other current liabilities	139,190		1,809
Total current liabilities	139,190		1,809
Total liabilities	139,190		1,809
Equity (deficit), net			(776)
Exploration and extraction contracts [member] | Profit sharing [member] | Block eight [member]
Sales:
Cost of sales	67,481		4,845
Gross income (loss)	(67,481)		(4,845)
Operating income (loss)	(67,481)		(4,845)
Net income (loss)	(67,481)		(4,845)
Cash and cash equivalents	112,592		25
Accounts receivable	27,189		1,804
Total current assets	139,780		1,829
Total assets	139,780		1,829
Other current liabilities	207,261		2,369
Total current liabilities	207,261		2,369
Total liabilities	207,261		2,369
Equity (deficit), net			(540)
Exploration and extraction contracts [member] | Profit sharing [member] | Block sixteen [member]
Sales:
Cost of sales	12,485
Gross income (loss)	(12,485)
Operating income (loss)	(12,485)
Net income (loss)	(12,485)
Accounts receivable	874
Total current assets	874
Total assets	874
Other current liabilities	13,359
Total current liabilities	13,359
Total liabilities	13,359
Exploration and extraction contracts [member] | Profit sharing [member] | Block seventeen [member]
Sales:
Cost of sales	10,332
Gross income (loss)	(10,332)
Operating income (loss)	(10,332)
Net income (loss)	(10,332)
Accounts receivable	927
Total current assets	927
Total assets	927
Other current liabilities	11,259
Total current liabilities	11,259
Total liabilities	11,259
Exploration and extraction contracts [member] | Profit sharing [member] | Block eighteen [member]
Sales:
Cost of sales	60,624
Gross income (loss)	(60,624)
Operating income (loss)	(60,624)
Net income (loss)	(60,624)
Other current liabilities	60,624
Total current liabilities	60,624
Total liabilities	60,624
Exploration and extraction contracts [member] | Profit sharing [member] | Block twenty nine [member]
Sales:
Cost of sales	8,072
Gross income (loss)	(8,072)
Operating income (loss)	(8,072)
Net income (loss)	(8,072)
Other current liabilities	8,072
Total current liabilities	8,072
Total liabilities	8,072
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty two [member]
Sales:
Cost of sales	5,871
Gross income (loss)	(5,871)
Operating income (loss)	(5,871)
Net income (loss)	(5,871)
Cash and cash equivalents	10,578
Total current assets	10,578
Total assets	10,578
Other current liabilities	16,449
Total current liabilities	16,449
Total liabilities	16,449
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty three [member]
Sales:
Cost of sales	8,337
Gross income (loss)	(8,337)
Operating income (loss)	(8,337)
Net income (loss)	(8,337)
Accounts receivable	35,454
Total current assets	35,454
Total assets	35,454
Other current liabilities	43,791
Total current liabilities	43,791
Total liabilities	43,791
Exploration and extraction contracts [member] | Profit sharing [member] | Block thirty five [member]
Sales:
Cost of sales	20,142
Gross income (loss)	(20,142)
Operating income (loss)	(20,142)
Net income (loss)	(20,142)
Accounts receivable	3,701
Total current assets	3,701
Total assets	3,701
Other current liabilities	23,843
Total current liabilities	23,843
Total liabilities	23,843
Exploration and extraction contracts [member] | Profit sharing [member] | Santuario y El Golpe [member]
Sales:
Net sales	1,268,482
Cost of sales	305,733
Gross income (loss)	962,749
Operating income (loss)	962,749
Net income (loss)	962,749
Accounts receivable	1,308,008
Total current assets	1,308,008
Wells, pipelines, properties, plant and equipment, net	1,022,923
Total assets	2,330,931
Other current liabilities	301,619
Total current liabilities	301,619
Total liabilities	301,619
Equity (deficit), net	1,066,563
Exploration and extraction contracts [member] | Profit sharing [member] | Area Mision [member]
Sales:
Net sales	644,768
Cost of sales	306,110
Gross income (loss)	338,658
Operating income (loss)	338,658
Net income (loss)	338,658
Accounts receivable	669,805
Total current assets	669,805
Wells, pipelines, properties, plant and equipment, net	2,210,968
Total assets	2,880,773
Suppliers	35,984
Other current liabilities	207,387
Total current liabilities	243,371
Total liabilities	243,371
Equity (deficit), net	2,298,744
Exploration and extraction contracts [member] | Profit sharing [member] | Ebano [member]
Sales:
Net sales	421,591
Cost of sales	97,643
Gross income (loss)	323,948
Operating income (loss)	323,948
Net income (loss)	323,948
Accounts receivable	335,434
Total current assets	335,434
Wells, pipelines, properties, plant and equipment, net	406,075
Total assets	741,509
Equity (deficit), net	417,561
Exploration and extraction contracts [member] | license [member] | Block two [member]
Sales:
Cost of sales	41,156
Gross income (loss)	(41,156)
Operating income (loss)	(41,156)
Net income (loss)	(41,156)
Accounts receivable	6,151
Total current assets	6,151
Total assets	6,151
Other current liabilities	47,307
Total current liabilities	47,307
Total liabilities	47,307
Exploration and extraction contracts [member] | license [member] | Block eighteen [member]
Sales:
Cost of sales	9,390
Gross income (loss)	(9,390)
Operating income (loss)	(9,390)
Net income (loss)	(9,390)
Cash and cash equivalents	3,362
Total current assets	3,362
Total assets	3,362
Other current liabilities	12,752
Total current liabilities	12,752
Total liabilities	12,752
Exploration and extraction contracts [member] | license [member] | Block Three [member]
Sales:
Cost of sales	58,261		511
Gross income (loss)	(58,261)		(511)
Operating income (loss)	(58,261)		(511)
Net income (loss)	(58,261)		(511)
Accounts receivable	14,888		327
Total current assets	14,888		327
Wells, pipelines, properties, plant and equipment, net			1,107,311
Total assets	14,888		1,107,638
Other current liabilities	73,149
Total current liabilities	73,149
Total liabilities	73,149
Equity (deficit), net			1,107,638
Exploration and extraction contracts [member] | license [member] | Block Five [member]
Sales:
Cost of sales	52,555
Gross income (loss)	(52,555)
Operating income (loss)	(52,555)
Net income (loss)	(52,555)
Other current liabilities	52,555
Total current liabilities	52,555
Total liabilities	52,555
Exploration and extraction contracts [member] | license [member] | Block twenty two [member]
Sales:
Cost of sales	186,693
Gross income (loss)	(186,693)
Operating income (loss)	(186,693)
Net income (loss)	(186,693)
Accounts receivable	23,555
Total current assets	23,555
Total assets	23,555
Other current liabilities	210,248
Total current liabilities	210,248
Total liabilities	210,248
Exploration and extraction contracts [member] | license [member] | Cardenas Mora [member]
Sales:
Net sales	1,586,080
Cost of sales	714,233
Gross income (loss)	871,847
Operating income (loss)	871,847
Net income (loss)	871,847
Accounts receivable	1,820,428
Total current assets	1,820,428
Wells, pipelines, properties, plant and equipment, net	2,528,860
Total assets	4,349,288
Other current liabilities	860,137
Total current liabilities	860,137
Total liabilities	860,137
Equity (deficit), net	2,617,304
Exploration and extraction contracts [member] | license [member] | Ogarrio field [member]
Sales:
Net sales	1,265,620
Cost of sales	604,373
Gross income (loss)	661,247
Operating income (loss)	661,247
Net income (loss)	661,247
Accounts receivable	1,300,773
Total current assets	1,300,774
Wells, pipelines, properties, plant and equipment, net	2,122,341
Total assets	3,423,115
Other current liabilities	564,565
Total current liabilities	564,565
Total liabilities	564,565
Equity (deficit), net	2,197,303
Exploration and extraction contracts [member] | license [member] | Miquetla [member]
Sales:
Cost of sales	2,713
Gross income (loss)	(2,713)
Operating income (loss)	(2,713)
Net income (loss)	(2,713)
Accounts receivable	406
Total current assets	406
Wells, pipelines, properties, plant and equipment, net	26,206
Total assets	26,612
Other current liabilities	2,943
Total current liabilities	2,943
Total liabilities	2,943
Equity (deficit), net	$ 26,382
Exploration and extraction contracts [member] | license [member] | Trion [member]
Sales:
Wells, pipelines, properties, plant and equipment, net			4,498,234
Total assets			4,498,234
Equity (deficit), net			$ 4,498,234